Management Report - Corporate Divisions - Private & Commercial Bank (Detail) - Private & Commercial Bank [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Net revenues [Abstract]
Private & Commercial Business (Germany)		€ 6,802		€ 6,583	€ 6,873
Private and Commercial Business (International)	[1]	1,439		1,455	1,466
Wealth Management		1,746		2,021	1,720
Exited Businesses	[2]	170		119	1,031
Total net revenues		10,158		10,178	11,090
thereof [Abstract]
Net interest income		6,077		5,875	6,201
Commission and fee income		3,143		3,367	3,395
Remaining income		937		935	1,494
Provision for credit losses		406		313	439
Noninterest expenses [Abstract]
Compensation and benefits		4,001		4,027	4,075
General and administrative expenses		4,867		5,012	4,888
Impairment of goodwill and other intangible assets		0		12	0
Restructuring activities		55		360	141
Total noninterest expenses		8,923		9,411	9,104
Noncontrolling interests		0		(12)	0
Income (loss) before income taxes		€ 829		€ 465	€ 1,547
Cost/income ratio		87.80%		92.50%	82.10%
Assets	[3]	€ 343,704		€ 333,069	€ 329,869
Risk-weighted assets	[4],[5]	87,709		87,472	86,082
Average shareholders equity	[6]	€ 14,514		€ 14,943	€ 14,371
Post-tax return on average tangible shareholders equity		4.80%	[7]	2.40%	8.00%	[7]
Post-tax return on average shareholders equity	[7]	4.10%		2.40%	7.00%

[1]	Covers operations in Belgium, India, Italy and Spain.
[2]	Covers operations in Poland and Portugal as well as Private Client Services (PCS) and Hua Xia in historical periods.
[3]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.
[4]	Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.
[5]	Risk-weighted assets and capital ratios are based upon CRR/CRD4 fully-loaded.
[6]	See Measurement of Segment Profit or Loss above for a description of how average shareholders' equity is allocated to the divisions.
[7]	The post-tax return on average tangible shareholders equity and average shareholders equity at the Group level reflects the reported effective tax rate for the Group, which was 74%for the year ended December31, 2018. For the post-tax return on average tangible shareholders equity and average shareholders equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the year ended December31, 2018.